Other Financial Information (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accrued Expenses	Accrued expenses are comprised of the following (in thousands):

	September 30, 2018	December 31, 2017
Professional fees	$672	$575
Outside research and development services	2	61
Other	92	14
	$766	$650

Accrued expenses are comprised of the following (in thousands):

	December 31,
	2017	2016
Professional fees	$575	$880
Outside research and development services	61	142
Deferred compensation	—	134
Other	14	177
Accrued expenses, net	$650	$1,333